UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Geller Family Office Services, LLC
Address: 909 Third Avenue
         16th Floor
         New York, NY  10022

13F File Number:  028-11848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Kasnetz
Title:     Chief Compliance Officer
Phone:     212-583-6001

Signature, Place, and Date of Signing:

 /s/ 	Paul Kasnetz     New York, NY/USA     February 8, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $104,968 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP NEW        COM              03027X100      250     3229 SH       SOLE                        0        0     3229
APPLE INC                      COM              037833100     1172     2203 SH       SOLE                        0        0     2203
BLACKROCK KELSO CAPITAL CORP   COM              092533108     1002    99554 SH       SOLE                        0        0    99554
BOSTON SCIENTIFIC CORP         COM              101137107    15801  2757666 SH       SOLE                        0        0  2757666
CANTEL MEDICAL CORP            COM              138098108      869    29215 SH       SOLE                        0        0    29215
CELGENE CORP                   COM              151020104      335     4270 SH       SOLE                        0        0     4270
CENTRAL FD CDA LTD             CL A             153501101      202     9600 SH       SOLE                        0        0     9600
CHEVRON CORP NEW               COM              166764100      518     4788 SH       SOLE                        0        0     4788
CONSOLIDATED EDISON INC        COM              209115104      570    10266 SH       SOLE                        0        0    10266
EXXON MOBIL CORP               COM              30231G102      514     5940 SH       SOLE                        0        0     5940
GENERAL ELECTRIC CO            COM              369604103      482    22977 SH       SOLE                        0        0    22977
GILEAD SCIENCES INC            COM              375558103      347     4725 SH       SOLE                        0        0     4725
INTERNATIONAL BUSINESS MACHS   COM              459200101      334     1742 SH       SOLE                        0        0     1742
ISHARES TR                     S&P 100 IDX FD   464287101     3719    57488 SH       SOLE                        0        0    57488
ISHARES TR                     CORE S&P500 ETF  464287200     1480    10341 SH       SOLE                        0        0    10341
ISHARES TR                     RUSSELL MCP VL   464287473      630    12540 SH       SOLE                        0        0    12540
ISHARES TR                     CORE S&P MCP ETF 464287507      602     5919 SH       SOLE                        0        0     5919
ISHARES TR                     RUSSELL1000VAL   464287598      572     7851 SH       SOLE                        0        0     7851
ISHARES TR                     RUSSELL 2000     464287655     9662   114590 SH       SOLE                        0        0   114590
ISHARES TR                     S&P MIDCP VALU   464287705      813     9262 SH       SOLE                        0        0     9262
JOHNSON & JOHNSON              COM              478160104     1963    28002 SH       SOLE                        0        0    28002
MASTERCARD INC                 CL A             57636Q104      391      795 SH       SOLE                        0        0      795
MICROSOFT CORP                 COM              594918104      288    10800 SH       SOLE                        0        0    10800
ONEOK PARTNERS LP              UNIT LTD PARTN   68268N103      365     6756 SH       SOLE                        0        0     6756
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105      505    11164 SH       SOLE                        0        0    11164
POWERSHARES ETF TRUST          FTSE RAFI 1000   73935X583     1419    22722 SH       SOLE                        0        0    22722
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886      277     7940 SH       SOLE                        0        0     7940
SPDR GOLD TRUST                GOLD SHS         78463V107      461     2845 SH       SOLE                        0        0     2845
SPDR S&P 500 ETF TR            TR UNIT          78462F103    49892   350340 SH       SOLE                        0        0   350340
US BANCORP DEL                 COM NEW          902973304      271     8489 SH       SOLE                        0        0     8489
VANGUARD INDEX FDS             MCAP VL IDXVIP   922908512     1634    27786 SH       SOLE                        0        0    27786
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     6498   142025 SH       SOLE                        0        0   142025
VANGUARD WHITEHALL FDS INC     HIGH DIV YLD     921946406      280     5667 SH       SOLE                        0        0     5667
VANGUARD WORLD FDS             ENERGY ETF       92204A306      321     3138 SH       SOLE                        0        0     3138
WELLS FARGO & CO NEW           COM              949746101      252     7360 SH       SOLE                        0        0     7360
WISDOMTREE TRUST               DIV EX-FINL FD   97717W406      277     4985 SH       SOLE                        0        0     4985